Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Net income (loss)	$ 237,150	$ (28,869)	$ 16,847
Foreign currency translation	(10,030)	(2,369)	10,959
Reclassification of realized loss (gain) on derivatives designated as cash flow hedges, net of tax of $43 (2012 - $141; 2011 - $nil), respectively	125	(420)
Unrealized (loss) gain on derivatives designated as cash flow hedges, net of tax of $(209) (2012 - $(160); 2011 - $(14))	(619)	479	41
Pension liability adjustments, net of tax of $11,785 (2012 - $12,100; 2011 - $1,544)	36,762	(37,704)	(4,129)
Reclassification of realized foreign currency translation gain on divestitures			(4,629)
Unrealized gain on available-for-sale assets, net of tax of $nil (2012 - $nil; 2011 - $(82))			1
Reclassification of realized gain on available-for-sale assets, net of tax of $nil (2012 - $nil; 2011 - $180)			(1,512)
Other comprehensive income (loss)	26,238	(40,014)	731
Comprehensive income (loss)	$ 263,388	$ (68,883)	$ 17,578